Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Compensation Expenses [Line Items]
Total	$ 4,992,881	$ 488,231
Selling expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total	1,093
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total	$ 4,991,788	$ 488,231